Gross Carrying Amount, Accumulated Amortization and Net Carrying Amount of Intangible Assets (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012		Mar. 31, 2011
Intangible Assets by Major Class [Line Items]
Gross carrying amount	¥ 86,092		¥ 86,304
Accumulated amortization	15,792		10,537
Net carrying amount	70,300		75,767
Intangible assets subject to amortization
Intangible Assets by Major Class [Line Items]
Gross carrying amount	76,348		76,536
Accumulated amortization	15,792		10,537
Net carrying amount	60,556		65,999
Intangible assets subject to amortization | Customer relationships
Intangible Assets by Major Class [Line Items]
Gross carrying amount	73,949	[1]	73,949	[1]
Accumulated amortization	13,721	[1]	8,347	[1]
Net carrying amount	60,228	[1]	65,602	[1]
Intangible assets subject to amortization | Other
Intangible Assets by Major Class [Line Items]
Gross carrying amount	2,399		2,587
Accumulated amortization	2,071		2,190
Net carrying amount	328		397
Intangible assets not subject to amortization
Intangible Assets by Major Class [Line Items]
Gross carrying amount	9,744		9,768
Net carrying amount	¥ 9,744		¥ 9,768

[1]	Customer relationships were acquired by the merger of MHSC and Shinko. See Note 3 "Business combination" for further information.